UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-249

Exact name of registrant as specified in charter:    Delaware Group Equity
                                                     Funds I

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             October 31

Date of reporting period:                            July 31, 2006


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
Schedule of Investments (Unaudited)

Delaware Balanced Fund

July 31, 2006
                                                                                                       Number of       Market
                                                                                                       Shares          Value (U.S.$)

Common Stock - 62.73%

Consumer Discretionary - 5.56%
Gap                                                                                                      263,700       $ 4,575,195
Limited Brands                                                                                           162,400         4,085,984
Mattel                                                                                                   247,400         4,463,096
                                                                                                                         _________

                                                                                                                        13,124,275
                                                                                                                        __________
Consumer Staples - 7.69%
ConAgra Foods                                                                                            216,600         4,656,900
Heinz (H.J.)                                                                                             103,200         4,331,304
Kimberly-Clark                                                                                            77,300         4,719,165
Safeway                                                                                                  158,200         4,442,256
                                                                                                                         _________

                                                                                                                        18,149,625
                                                                                                                        __________
Energy - 3.73%
Chevron                                                                                                   66,100         4,348,058
ConocoPhillips                                                                                            65,000         4,461,600
                                                                                                                         _________

                                                                                                                         8,809,658
                                                                                                                         _________
Financials - 15.06%
Allstate                                                                                                  81,600         4,636,512
Aon                                                                                                      131,100         4,487,553
Chubb                                                                                                     86,800         4,376,456
Hartford Financial Services Group                                                                         49,900         4,233,516
Huntington Bancshares                                                                                    188,300         4,585,105
Morgan Stanley                                                                                            69,100         4,595,150
Wachovia                                                                                                  80,600         4,322,578
Washington Mutual                                                                                         95,900         4,286,730
                                                                                                                         _________

                                                                                                                        35,523,600
                                                                                                                        __________
Health Care - 12.03%
* Abbott Laboratories                                                                                    103,500         4,944,195
Baxter International                                                                                     113,700         4,775,400
Bristol-Myers Squibb                                                                                     183,800         4,405,686
Merck & Co                                                                                               116,200         4,679,374
Pfizer                                                                                                   189,100         4,914,709
Wyeth                                                                                                     95,900         4,648,273
                                                                                                                         _________

                                                                                                                        28,367,637
                                                                                                                        __________
Industrials - 3.44%
Donnelley (R.R.) & Sons                                                                                  138,300         4,036,977
+ Foster Wheeler                                                                                              80             3,051
Waste Management                                                                                         118,700         4,080,906
                                                                                                                         _________

                                                                                                                         8,120,934
                                                                                                                         _________
Information Technology - 7.40%
Hewlett-Packard                                                                                          134,300         4,285,513
Intel                                                                                                    240,000         4,320,000
International Business Machines                                                                           58,300         4,513,003
+ Xerox                                                                                                  307,800         4,336,902
                                                                                                                         _________

                                                                                                                        17,455,418
                                                                                                                        __________
Materials - 1.76%
duPont (E.I.) deNemours                                                                                  104,500         4,144,470
                                                                                                                         _________

                                                                                                                         4,144,470
                                                                                                                         _________
Telecommunications - 4.13%
AT&T                                                                                                     156,800         4,702,432
Verizon Communications                                                                                   148,700         5,029,034
                                                                                                                         _________

                                                                                                                         9,731,466
                                                                                                                         _________
Utilities - 1.93%
* Progress Energy                                                                                        104,400         4,546,620
                                                                                                                         _________

                                                                                                                         4,546,620
                                                                                                                         _________

Total Common Stock (cost $136,853,469)                                                                                 147,973,703
                                                                                                                       ___________

Preferred Stock - 0.05%

Nexen 7.35%                                                                                                4,520           113,497
                                                                                                                           _______

Total Preferred Stock (cost $113,000)                                                                                      113,497
                                                                                                                           _______


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
                                                                                                     Principal
                                                                                                     Amount (U.S.$)

Agency Asset-Backed Securities - 0.11%

Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33                                            $  154,224           152,617
~ Fannie Mae Whole Loan Series 2002-W11 AV1 5.725% 11/25/32                                               93,400            93,404
                                                                                                                            ______

Total Agency Asset-Backed Securities (cost $246,413)                                                                       246,021
                                                                                                                           _______

Agency Collateralized Mortgage Obligations - 1.54%

Fannie Mae
     Series 1996-46 ZA 7.50% 11/25/26                                                                    133,485           142,101
     Series 2003-122 AJ 4.50% 2/25/28                                                                    134,451           129,515
     Series 2005-110 MB 5.50% 9/25/35                                                                    340,000           336,865
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41                                                 110,224           118,281
Fannie Mae Whole Loan
     Series 2004-W9 2A1 6.50% 2/25/44                                                                    186,353           189,130
     Series 2004-W11 1A2 6.50% 5/25/44                                                                   213,104           216,317
Freddie Mac
     Series 1730 Z 7.00% 5/15/24                                                                         106,663           111,452
     Series 2326 ZQ 6.50% 6/15/31                                                                        567,236           587,273
     Series 2480 EH 6.00% 11/15/31                                                                        61,070            61,000
     Series 2662 MA 4.50% 10/15/31                                                                       240,320           234,012
     Series 2872 GC 5.00% 11/15/29                                                                       200,000           193,025
     Series 2890 PC 5.00% 7/15/30                                                                        380,000           366,631
     Series 2915 KP 5.00% 11/15/29                                                                       220,000           212,415
     Series 3022 MB 5.00% 12/15/28                                                                       165,000           160,422
     Series 3063 PC 5.00% 2/15/29                                                                        360,000           349,547
   / Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43                         220,879           223,734
                                                                                                                           _______

Total Agency Collateralized Mortgage Obligations (cost $3,726,675)                                                       3,631,720
                                                                                                                         _________

Agency Mortgage-Backed Securities - 5.93%

Fannie Mae 6.50% 8/1/17                                                                                  141,794           143,655
Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                                                                       156,885           150,364
     5.00% 1/1/34                                                                                        195,650           187,212
     5.00% 1/1/36                                                                                        103,134            98,428
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                       237,690           232,936
Fannie Mae S.F. 30 yr
     5.50% 3/1/29                                                                                        454,616           443,819
     5.50% 4/1/29                                                                                        508,070           496,003
     7.50% 6/1/31                                                                                         88,997            92,223
Fannie Mae S.F. 30 yr TBA
     5.00% 8/1/36                                                                                      1,645,000         1,557,095
     5.50% 8/1/36                                                                                      5,335,000         5,181,620
     6.00% 8/1/36                                                                                      1,955,000         1,942,781
~ Freddie Mac ARM 3.914% 4/1/34                                                                          157,154           156,123
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                612,226           587,737
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                                      357,950           341,394
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                      432,607           425,171
Freddie Mac S.F. 30 yr
     6.50% 10/1/33                                                                                       108,300           109,958
     7.00% 11/1/33                                                                                       106,149           109,134
     8.50% 4/1/09                                                                                             14                14
Freddie Mac S.F. 30 yr TBA
     5.00% 8/1/36                                                                                        920,000           869,975
     6.00% 8/1/36                                                                                        850,000           845,219
GNMA I S.F. 30 yr 7.50% 9/15/31                                                                           20,379            21,220
                                                                                                                            ______

Total Agency Mortgage-Backed Securities (cost $13,975,254)                                                              13,992,081
                                                                                                                        __________

Agency Obligations - 1.25%

Fannie Mae
   ^ 5.389% 10/9/19                                                                                      805,000           375,761
     6.25% 2/1/11                                                                                        745,000           769,700
* Federal Home Loan Bank 4.25% 9/14/07                                                                   995,000           983,232
* Freddie Mac 4.75% 1/19/16                                                                              235,000           224,386
^ Resolution Funding Interest Strip 5.24% 10/15/25                                                     1,670,000           604,426
                                                                                                                           _______

Total Agency Obligations (cost $3,057,567)                                                                               2,957,505
                                                                                                                         _________

Commercial Mortgage-Backed Securities - 1.64%

~ Bank of America Commercial Mortgage Securities Series 2006-3 A4 5.889% 7/10/44                         360,000           363,938
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                      260,000           257,910


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
/ Commercial Mortgage Pass Through Certificates
# Series 2001-J1A A2 144A 6.457% 2/14/34                                                                 174,070           179,301
  Series 2006-C7 A2 5.69% 6/10/46                                                                        140,000           140,854
~ Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39                           75,000            74,554
# Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                               140,000           136,673
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                             130,188           131,794
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35                           410,000           423,555
~# GS Mortgage Securities II Series 2006-RR2 A1 144A 5.816% 8/23/36                                      175,000           173,258
# Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/3/15                                         98,633           101,927
JPMorgan Chase Commercial Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                                                                    215,000           213,037
     Series 2003-C1 A2 4.985% 1/12/37                                                                    362,000           350,149
   ~ Series 2006-LDP7 AJ 6.066% 4/15/45                                                                   10,000            10,104
  ~# Series 2006-RR1A A1 144A 5.457% 10/18/52                                                            160,000           156,656
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                           320,000           333,565
Merrill Lynch Mortgage Trust
   ~ Series 2004-BPC1 A3 4.467% 10/12/41                                                                 155,000           147,355
   # Series 2005-GGP1 E 144A 4.33% 11/15/10                                                              105,000           103,451
   # Series 2005-GGP1 F 144A 4.35% 11/15/10                                                              105,000           103,414
# Tower 144A
     Series 2004-2A A 4.232% 12/15/14                                                                    270,000           260,502
     Series 2006-1 B 5.588% 2/15/36                                                                       85,000            84,042
     Series 2006-1 C 5.707% 2/15/36                                                                      130,000           128,691
                                                                                                                           _______

Total Commercial Mortgage-Backed Securities (cost $3,997,308)                                                            3,874,730
                                                                                                                         _________

Convertible Bonds - 0.00%

# Charter Communications 144A 5.875% 11/16/09, exercise price $2.42,
  expiration date 11/16/09                                                                                10,000             8,400
                                                                                                                             _____

Total Convertible Bonds (cost $7,550)                                                                                        8,400
                                                                                                                             _____

Corporate Bonds - 12.89%

Banking - 1.86%
~# Banco Santander 144A 5.633% 12/9/09                                                                   220,000           220,200
Citigroup 5.875% 2/22/33                                                                                 105,000           100,777
Credit Suisse First Boston USA 6.125% 11/15/11                                                           290,000           297,122
First Union Institutional Capital II 7.85% 1/1/27                                                        265,000           276,836
~# Glitnir Banki 144A 6.693% 6/15/16                                                                     150,000           150,545
~# HBOS 144A 5.92% 9/29/49                                                                               100,000            93,991
# Kaupthing Bank 144A 7.125% 5/19/16                                                                     205,000           207,575
~ MUFG Capital Finance 1 6.346% 7/29/49                                                                  100,000            97,989
Popular North America
   4.25% 4/1/08                                                                                          325,000           317,422
   ~ 5.886% 4/6/09                                                                                       135,000           135,379
Popular North America Capital Trust 6.564% 9/15/34                                                       280,000           259,412
~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                       195,000           186,321
~ RBS Capital Trust I 4.709% 12/29/49                                                                    160,000           146,796
~# Resona Bank 144A 5.85% 9/29/49                                                                        195,000           185,794
~# Resona Preferred Global Securities 144A 7.191% 12/29/49                                               685,000           699,038
~# Shinsei Finance 144A 6.418% 1/29/49                                                                   105,000           101,891
Sovereign Capital Trust VI 7.908% 6/13/36                                                                180,000           190,807
~ UBS Preferred Funding Trust V 6.243% 5/29/49                                                           195,000           194,558
# Wachovia Capital Trust I 144A 7.64% 1/15/27                                                            250,000           260,975
~ Wachovia Capital Trust III 5.80% 8/29/49                                                               275,000           270,815
                                                                                                                           _______
                                                                                                                         4,394,243
                                                                                                                         __________
Basic Industry - 0.52%
* Abitibi-Consolidated 7.875% 8/1/09                                                                       5,000             4,850
* AK Steel 7.875% 2/15/09                                                                                 15,000            15,000
Aleris International 9.00% 11/15/14                                                                       10,000            11,300
Barrick Gold Finance 7.50% 5/1/07                                                                         95,000            96,310
Bowater 9.50% 10/15/12                                                                                    30,000            30,150
Donohue Forest Products 7.625% 5/15/07                                                                    10,000            10,075
Georgia-Pacific 9.50% 12/1/11                                                                             25,000            26,375
Huntsman International 10.125% 7/1/09                                                                      5,000             5,100
Lubrizol 4.625% 10/1/09                                                                                  165,000           159,960
NewPage 10.00% 5/1/12                                                                                     15,000            15,638
Norske Skog Canada 8.625% 6/15/11                                                                         10,000             9,800
# Port Townsend Paper 144A 12.00% 4/15/11                                                                 35,000            29,925
Potlatch 13.00% 12/1/09                                                                                   15,000            17,661
Rhodia 8.875% 6/1/11                                                                                      11,000            11,248
*++ Solutia 6.72% 10/15/37                                                                                20,000            18,300
Southern Copper 7.50% 7/27/35                                                                            200,000           198,897


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
# Southern Copper 144A 7.50% 7/27/35                                                                     140,000           139,228
# Stora Enso Oyj 144A 7.25% 4/15/36                                                                      120,000           120,346
Tembec Industries 8.625% 6/30/09                                                                          40,000            21,700
Vale Overseas 6.25% 1/11/16                                                                              120,000           118,920
# Verso Paper 144A 9.125% 8/1/14                                                                          10,000            10,050
Weyerhaeuser 7.125% 7/15/23                                                                              150,000           149,515
Witco 6.875% 2/1/26                                                                                       15,000            13,575
                                                                                                                            ______

                                                                                                                         1,233,923
                                                                                                                         _________
Brokerage - 0.53%
~ Ameriprise Financial 7.518% 6/1/66                                                                     215,000           221,495
Amvescap 4.50% 12/15/09                                                                                  320,000           308,530
E Trade Financial 8.00% 6/15/11                                                                           10,000            10,325
Goldman Sachs 6.345% 2/15/34                                                                             150,000           143,878
LaBranche & Co.
     9.50% 5/15/09                                                                                        15,000            15,525
     11.00% 5/15/12                                                                                       20,000            21,400
Merrill Lynch 6.05% 5/16/16                                                                              315,000           316,282
Morgan Stanley 5.375% 10/15/15                                                                           225,000           215,857
                                                                                                                           _______

                                                                                                                         1,253,292
                                                                                                                         _________
Capital Goods - 0.36%
Allied Waste North America 9.25% 9/1/12                                                                   22,000            23,485
* Armor Holdings 8.25% 8/15/13                                                                            25,000            26,250
Casella Waste Systems 9.75% 2/1/13                                                                        25,000            26,375
General Electric 5.00% 2/1/13                                                                            330,000           319,858
* Geo Subordinate 11.00% 5/15/12                                                                          30,000            30,300
* Graham Packaging 9.875% 10/15/14                                                                        10,000             9,775
Interface 10.375% 2/1/10                                                                                  10,000            10,975
Intertape Polymer 8.50% 8/1/14                                                                            15,000            13,950
*{ NTK Holdings 10.75% 3/1/14                                                                             25,000            17,625
* Solo Cup 8.50% 2/15/14                                                                                  10,000             8,700
United Technologies 6.05% 6/1/36                                                                         130,000           130,822
York International 6.625% 8/15/06                                                                        225,000           225,043
                                                                                                                           _______

                                                                                                                           843,158
                                                                                                                           _______
Communications - 1.59%
} Adelphia Communications 8.125% 7/16/08                                                                  20,000            11,750
++ Allegiance Telecommunications 11.75% 2/15/08                                                           15,000             6,675
American Tower 7.125% 10/15/12                                                                            15,000            15,150
AT&T
     7.30% 11/15/11                                                                                      215,000           230,356
     8.00% 11/15/31                                                                                      105,000           122,871
BellSouth 4.20% 9/15/09                                                                                  130,000           124,847
British Telecommunications 8.875% 12/15/30                                                                95,000           120,093
*++ Century Communications 9.50% 9/1/06                                                                   20,000            21,750
Charter Communications Holdings
     11.125% 1/15/11                                                                                      10,000             7,250
     13.50% 1/15/11                                                                                       40,000            30,600
* Cincinnati Bell 8.375% 1/15/14                                                                          25,000            24,625
Comcast
   ~ 5.80% 7/14/09                                                                                       100,000           100,204
     6.50% 11/15/35                                                                                       90,000            86,413
Cox Communications 4.625% 1/15/10                                                                        155,000           149,042
CSC Holdings 8.125% 8/15/09                                                                               10,000            10,288
Dex Media East 12.125% 11/15/12                                                                            9,000            10,103
Embarq 6.738% 6/1/13                                                                                     130,000           131,426
*# Hughes Network Systems 144A 9.50% 4/15/14                                                              10,000            10,000
{ Inmarsat Finance 10.375% 11/15/12                                                                       30,000            25,800
* Insight Midwest 10.50% 11/1/10                                                                          40,000            41,800
# Intelsat Bermuda 144A 11.25% 6/15/16                                                                    15,000            15,225
* iPCS 11.50% 5/1/12                                                                                      15,000            16,875
~ IWO Holdings 9.257% 1/15/12                                                                             15,000            15,563
* Mediacom Capital 9.50% 1/15/13                                                                          25,000            25,438
News America Holdings 7.75% 12/1/45                                                                      115,000           123,138
~ Qwest 8.579% 6/15/13                                                                                    25,000            26,875
* RH Donnelley 8.875% 1/15/16                                                                             15,000            15,019
Rural Cellular
   * 9.875% 2/1/10                                                                                        15,000            15,600
  *~ 10.899% 11/1/12                                                                                      10,000            10,400
Sheridan Acquisition 10.25% 8/15/11                                                                        5,000             5,075


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
Sprint Capital
   * 7.625% 1/30/11                                                                                      205,000           219,007
     8.75% 3/15/32                                                                                       250,000           305,378
Suncom Wireless 9.375% 2/1/11                                                                             15,000            11,063
Telecom Italia Capital
     4.00% 1/15/10                                                                                       150,000           141,296
   ~ 6.108% 7/18/11                                                                                      245,000           245,432
     6.20% 7/18/11                                                                                        95,000            95,793
     7.20% 7/18/36                                                                                       145,000           148,332
Telefonica Emisones
   ~ 5.714% 6/19/09                                                                                      130,000           130,204
     5.984% 6/20/11                                                                                       85,000            85,464
   * 6.421% 6/20/16                                                                                       75,000            76,072
   * 7.045% 6/20/36                                                                                      225,000           231,837
Telefonos de Mexico 4.50% 11/19/08                                                                       310,000           302,679
Thomson 5.75% 2/1/08                                                                                     130,000           130,148
Time Warner Entertainment 8.375% 3/15/23                                                                  55,000            61,283
~ US LEC 13.62% 10/1/09                                                                                   15,000            16,013
                                                                                                                            ______
                                                                                                                         3,750,252
                                                                                                                         _________
Consumer Cyclical - 0.96%
Boyd Gaming 8.75% 4/15/12                                                                                 15,000            15,750
Brickman Group 11.75% 12/15/09                                                                             5,000             5,400
Carrols 9.00% 1/15/13                                                                                      5,000             4,975
~ Centex 5.399% 8/1/07                                                                                   240,000           240,252
Corrections Corporation of America 7.50% 5/1/11                                                           20,000            20,300
~ DaimlerChrysler NA Holdings 5.74% 3/13/09                                                              245,000           245,432
Ford Motor Credit 7.375% 10/28/09                                                                         20,000            18,879
Gaylord Entertainment 8.00% 11/15/13                                                                      15,000            15,281
* General Motors 8.375% 7/15/33                                                                           10,000             8,250
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                      205,000           198,710
   * 8.00% 11/1/31                                                                                        45,000            44,249
Home Depot 5.40% 3/1/16                                                                                  120,000           116,892
Johnson Controls 5.00% 11/15/06                                                                          100,000            99,744
Landry's Restaurant 7.50% 12/15/14                                                                        10,000             9,325
* Lodgenet Entertainment 9.50% 6/15/13                                                                    30,000            32,100
Mandalay Resort Group 9.50% 8/1/08                                                                        15,000            15,900
* Metaldyne 10.00% 11/1/13                                                                                20,000            19,250
Neiman Marcus 9.00% 10/15/15                                                                              10,000            10,588
*# NPC International 144A 9.50% 5/1/14                                                                    20,000            19,300
* O'Charleys 9.00% 11/1/13                                                                                20,000            20,500
Penney (JC) 8.00% 3/1/10                                                                                  95,000           101,680
* Playtex Products 9.375% 6/1/11                                                                          20,000            20,975
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                           10,000            10,500
Royal Caribbean Cruises 7.25% 3/15/18                                                                      5,000             4,895
Time Warner 8.18% 8/15/07                                                                                425,000           435,923
{ Town Sports International 11.00% 2/1/14                                                                 10,000             7,950
True Temper Sports 8.375% 9/15/11                                                                         15,000            13,688
# Viacom 144A
   ~ 5.691% 6/16/09                                                                                      200,000           200,142
     5.75% 4/30/11                                                                                       140,000           137,532
* Visteon 8.25% 8/1/10                                                                                    10,000             9,250
Warnaco 8.875% 6/15/13                                                                                    10,000            10,263
* Warner Music Group 7.375% 4/15/14                                                                       20,000            19,400
Wheeling Island Gaming 10.125% 12/15/09                                                                  125,000           129,688
                                                                                                                           _______
                                                                                                                         2,262,963
                                                                                                                         _________
Consumer Non-Cyclical - 0.87%
# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                             10,000             9,725
Anheuser Busch 5.75% 4/1/36                                                                              105,000           100,739
Biovail 7.875% 4/1/10                                                                                     30,000            30,600
Boston Scientifc 6.40% 6/15/16                                                                           145,000           143,264
Caremark Rx 7.375% 10/1/06                                                                               415,000           416,037
* Constellation Brands 8.125% 1/15/12                                                                     10,000            10,350
* Cott Beverages 8.00% 12/15/11                                                                           20,000            20,300
# CRC Health 144A 10.75% 2/1/16                                                                           20,000            20,400
* Dole Food 8.875% 3/15/11                                                                                10,000             9,400
* Gold Kist 10.25% 3/15/14                                                                                10,000            10,550
# Healthsouth 144A 10.75% 6/15/16                                                                         15,000            14,400
Ingles Markets 8.875% 12/1/11                                                                             15,000            15,750
Kraft Foods 4.125% 11/12/09                                                                               85,000            81,477

Kroger 6.375% 3/1/08                                                                                     185,000           186,794
# Le-Natures 144A 10.00% 6/15/13                                                                          10,000            10,650
Medco Health Solutions 7.25% 8/15/13                                                                     420,000           449,554
Medtronic 4.375% 9/15/10                                                                                  25,000            24,033
National Beef Packing 10.50% 8/1/11                                                                       15,000            15,638
* Pilgrim's Pride 9.625% 9/15/11                                                                          10,000            10,525
# Reynolds American 144A 7.875% 5/15/09                                                                    5,000             5,213
US Oncology 10.75% 8/15/14                                                                                15,000            16,350
UST 6.625% 7/15/12                                                                                       185,000           192,153
*{ Vanguard Health 11.25% 10/1/15                                                                         25,000            17,813
* Warner Chilcott 8.75% 2/1/15                                                                            25,000            24,938
Wyeth 5.50% 2/1/14                                                                                       215,000           210,988
                                                                                                                           _______
                                                                                                                         2,047,641
                                                                                                                         _________
Electric - 1.23%
~ Alabama Power Capital Trust IV 4.75% 10/1/42                                                           335,000           331,848
Avista
     7.75% 1/1/07                                                                                        120,000           120,924
     9.75% 6/1/08                                                                                         10,000            10,644
# Caithness Coso Funding 144A 5.489% 6/15/19                                                             151,236           147,771
++# Calpine 144A 9.90% 7/15/07                                                                            19,550            19,403
Dominion Resources 5.687% 5/15/08                                                                        130,000           130,141
Duke Capital 5.668% 8/15/14                                                                              200,000           193,378
FPL Group Capital 4.086% 2/16/07                                                                         235,000           233,264
# Midamerican Energy Holdings 144A 6.125% 4/1/36                                                         110,000           106,203
Midwest Generation
     8.30% 7/2/09                                                                                         14,876            15,062
     8.75% 5/1/34                                                                                         15,000            16,031
~ Nisource Finance 5.764% 11/23/09                                                                       125,000           125,292
Northern State Power 6.25% 6/1/36                                                                        160,000           163,373
Pepco Holdings
     5.50% 8/15/07                                                                                       255,000           254,762
   ~ 5.856% 6/1/10                                                                                       175,000           175,695
# Power Contract Financing 144A 6.256% 2/1/10                                                            130,000           130,573
PSEG Funding Trust I 5.381% 11/16/07                                                                     225,000           224,123
Southern Capital Funding 5.30% 2/1/07                                                                    175,000           174,421
Tampa Electric 6.55% 5/15/36                                                                             105,000           107,283
TXU Electric Delivery 7.00% 5/1/32                                                                       145,000           153,514
Xcel Energy 6.50% 7/1/36                                                                                  60,000            60,272
                                                                                                                            ______

                                                                                                                         2,893,977
                                                                                                                         _________
Energy - 0.58%
* Bluewater Finance 10.25% 2/15/12                                                                        15,000            15,338
# Brigham Exploration 144A 9.625% 5/1/14                                                                   5,000             4,938
# Canadian Oil Sands 144A 4.80% 8/10/09                                                                  145,000           141,038
*# Hilcorp Energy 144A 9.00% 6/1/16                                                                       10,000            10,400
Nexen 5.875% 3/10/35                                                                                     120,000           108,795
*# PetroHawk Energy 144A 9.125% 7/15/13                                                                   15,000            15,413
~ Secunda International 13.507% 9/1/12                                                                    15,000            15,769
Talisman Energy 5.125% 5/15/15                                                                            90,000            84,711
*# TNK-BP Finance 144A 7.50% 7/18/16                                                                     255,000           258,300
USX 9.125% 1/15/13                                                                                       310,000           365,221
# VeraSun Energy 144A 9.875% 12/15/12                                                                      5,000             5,350
* Weatherford International 4.95% 10/15/13                                                               340,000           322,205
Whiting Petroleum 7.25% 5/1/13                                                                            10,000             9,975
                                                                                                                             _____

                                                                                                                         1,357,453
                                                                                                                         _________
Finance Companies - 0.80%
~ American Express 6.80% 9/1/66                                                                          110,000           111,319
American General Finance 4.875% 7/15/12                                                                  165,000           158,010
FINOVA Group 7.50% 11/15/09                                                                               40,800            12,036
FTI Consulting 7.625% 6/15/13                                                                             30,000            30,450
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                          200,000           195,187
International Lease Finance 4.625% 6/2/08                                                                 10,000             9,850
~# Premium Asset Trust Series 2005-2 144A 5.426% 2/2/07                                                  125,000           124,923
Residential Capital
     6.00% 2/22/11                                                                                       180,000           176,805
   * 6.125% 11/21/08                                                                                     170,000           168,986
     6.375% 6/30/10                                                                                      147,000           146,630
     6.50% 4/17/13                                                                                       210,000           209,194
     6.875% 6/30/15                                                                                      535,000           543,487
                                                                                                                           _______

                                                                                                                         1,886,877
                                                                                                                         _________

Industrial - Other - 0.13%
Adesa 7.625% 6/15/12                                                                                      15,000            14,813
# Baker & Taylor 144A 11.50% 7/1/13                                                                       10,000            10,050
# Knowledge Learning 144A 7.75% 2/1/15                                                                    25,000            23,124
# Mobile Service Group 144A 9.75% 8/1/14                                                                   5,000             5,088
*{ Mueller Holdings 14.75% 4/15/14                                                                        19,000            16,245
President and Fellows of Harvard College 6.30% 10/1/37                                                   210,000           211,791
* Trimas 9.875% 6/15/12                                                                                   15,000            13,913
                                                                                                                            ______

                                                                                                                           295,024
                                                                                                                           _______
Insurance - 1.73%
Allied World Assurance Holdings 7.50% 8/1/16                                                              40,000            40,375
AmerUs Group 6.583% 5/16/11                                                                              215,000           216,924
# Farmers Insurance Exchange 144A
     6.00% 8/1/14                                                                                         20,000            19,463
     8.625% 5/1/24                                                                                       425,000           477,933
Humana 6.45% 6/1/16                                                                                      130,000           130,878
Marsh & McLennan
     5.15% 9/15/10                                                                                       175,000           170,969
   * 5.375% 3/15/07                                                                                      245,000           244,617
   ~ 5.64% 7/13/07                                                                                        50,000            49,993
MetLife
     5.00% 6/15/15                                                                                       120,000           112,914
     5.70% 6/15/35                                                                                        30,000            27,581
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                         265,000           298,919
# Nippon Life Insurance 144A 4.875% 8/9/10                                                               255,000           247,255
/~# North Front Pass Through Trust 144A 5.81% 12/15/24                                                   500,000           480,634
Safeco Capital Trust I 8.072% 7/15/37                                                                    280,000           294,766
St. Paul Travelers 5.01% 8/16/07                                                                         195,000           193,017
/~# Twin Reefs Pass Through Trust 144A 6.345% 12/31/49                                                   400,000           400,024
WellPoint
     4.25% 12/15/09                                                                                      140,000           134,503
     5.85% 1/15/36                                                                                       210,000           194,898
Willis Group
     5.125% 7/15/10                                                                                      200,000           194,574
     5.625% 7/15/15                                                                                      160,000           149,935
                                                                                                                           _______

                                                                                                                         4,080,172
                                                                                                                         _________
Natural Gas - 0.67%
El Paso Natural Gas 7.625% 8/1/10                                                                         15,000            15,338
El Paso Production Holding 7.75% 6/1/13                                                                   15,000            15,319
Enterprise Products Operating
     4.00% 10/15/07                                                                                      285,000           279,032
     4.625% 10/15/09                                                                                     240,000           231,676
Inergy Finance 6.875% 12/15/14                                                                            15,000            14,213
ONEOK 5.51% 2/16/08                                                                                      160,000           159,573
Sempra Energy
     4.621% 5/17/07                                                                                      220,000           218,444
   ~ 5.659% 5/21/08                                                                                      260,000           260,359
Valero Logistics Operations 6.05% 3/15/13                                                                395,000           394,383
                                                                                                                           _______

                                                                                                                         1,588,337
                                                                                                                         _________
Real Estate - 0.28%
American Real Estate Partners 8.125% 6/1/12                                                               20,000            20,400
BF Saul REIT 7.50% 3/1/14                                                                                 20,000            20,600
~ Brandywine Operating Partnership 5.958% 4/1/09                                                         220,000           220,313
Developers Diversified Realty 4.625% 8/1/10                                                              295,000           282,945
HRPT Properties Trust 5.75% 2/15/14                                                                      130,000           126,999
                                                                                                                           _______

                                                                                                                           671,257
                                                                                                                           _______
Technology - 0.20%
*# iPayment 144A 9.75% 5/15/14                                                                             5,000             5,025
* Magnachip Semiconductor 8.00% 12/15/14                                                                  30,000            20,025
Motorola 4.608% 11/16/07                                                                                 430,000           425,412
* STATS ChipPAC 7.50% 7/19/10                                                                             15,000            14,663
# Telcordia Technologies 144A 10.00% 3/15/13                                                              20,000            16,100
                                                                                                                            ______

                                                                                                                           481,225
                                                                                                                           _______
Transportation - 0.58%
American Airlines
     3.857% 7/9/10                                                                                       253,599           239,017
     7.377% 5/23/19                                                                                        6,420             5,778
* Continental Airlines 6.503% 6/15/11                                                                    435,000           437,522
~ CSX 5.43% 8/3/06                                                                                       101,000           101,000

# Erac USA Finance 144A 7.35% 6/15/08                                                                    450,000           463,469
{ H-Lines Finance Holdings 11.00% 4/1/13                                                                  22,000            19,195
# Hertz 144A 8.875% 1/1/14                                                                                10,000            10,475
Horizon Lines 9.00% 11/1/12                                                                                7,000             7,158
Kansas City Southern Railway 9.50% 10/1/08                                                                25,000            26,313
OMI 7.625% 12/1/13                                                                                        20,000            20,200
Seabulk International 9.50% 8/15/13                                                                       15,000            16,650
Stena 9.625% 12/1/12                                                                                      25,000            27,125
                                                                                                                            ______

                                                                                                                         1,373,902
                                                                                                                         _________

Total Corporate Bonds (cost $30,761,856)                                                                                30,413,696
                                                                                                                        __________

Foreign Agencies - 0.20%

Pemex Project Funding Master Trust
     6.125% 8/15/08                                                                                      220,000           220,990
   * 6.625% 6/15/35                                                                                       55,000            53,055
# Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                                 195,000           187,372
                                                                                                                           _______

Total Foreign Agencies (cost $468,410)                                                                                     461,417
                                                                                                                           _______

Municipal Bonds - 0.63%

Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                               310,000           325,397
California State 5.00% 2/1/33                                                                            120,000           122,020
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     115,000           118,903
Illinois State Taxable Pension 5.10% 6/1/33                                                              170,000           155,076
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                            220,000           233,198
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                         210,000           220,914
Oregon State Taxable Pension 5.892% 6/1/27                                                               200,000           201,562
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)                                         100,000            97,134
                                                                                                                            ______

Total Municipal Bonds (cost $1,465,076)                                                                                  1,474,204
                                                                                                                         _________

Non-Agency Asset Backed Securities - 2.42%

~ Ameriquest Mortgage Securities Series 2006-R1 A2C 5.575% 3/25/36                                       180,000           180,300
# Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16                             151,635           146,533
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                       260,000           236,359
Countrywide Asset-Backed Certificates
   # Series 2004-BC1N Note 144A 5.50% 4/25/35                                                             12,473            12,243
     Series 2004-S1 A2 3.872% 3/25/20                                                                    280,000           275,350
   ~ Series 2005-12 2A2 4.898% 2/25/36                                                                   360,000           356,043
   ~ Series 2006-3 2A2 5.565% 6/25/36                                                                    390,000           390,666
     Series 2006-S3 A2 6.085% 6/25/21                                                                    260,000           261,710
Credit-Based Asset Service and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35                       200,380           199,142
# Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31                                             190,000           190,460
# GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                        5,715             5,705
GSAMP Series 2006-S3 A1 6.085% 5/25/36                                                                   276,015           275,394
{# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                     168,794           164,439
~ Merrill Lynch Mortgage Investors
     Series 2005-NCB A1A 5.451% 7/25/36                                                                   78,261            77,815
     Series 2006-AR1 A2C 5.545% 3/25/37                                                                  425,000           425,092
Mid-State Trust
     Series 11 A1 4.864% 7/15/38                                                                         116,109           109,225
     Series 2004-1 A 6.005% 8/15/37                                                                       60,917            61,117
~ Option One Mortgage Loan Trust Series 2005-4 A3 5.645% 11/25/35                                        455,000           456,128
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                            95,000            94,896
Renaissance Home Equity Loan Trust
     Series 2004-4 AF2 3.856% 2/25/35                                                                    156,608           155,636
     Series 2005-4 A2 5.399% 12/1/35                                                                     135,000           134,029
     Series 2005-4 A3 5.565% 2/25/36                                                                      85,000            84,540
~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                  232,291           229,477
~ Residential Asset Securities Series 2006-KS3 AI3 5.555% 4/25/36                                        505,000           505,862
~ Residential Funding Mortgage Securities II Series 2005-HI2 A1 5.525% 5/25/35                           117,246           117,254
# Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34                                  27,104            27,104
# Sierra Receivables Funding Company Series 2003-2A A1 144A 3.03% 12/15/15                               119,169           115,260
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                                   198,537           178,378
     Series 2004-16XS A2 4.91% 8/25/34                                                                   247,603           246,107
                                                                                                                           _______

Total Non-Agency Asset Backed Securities (cost $5,745,202)                                                               5,712,264
                                                                                                                         _________

Non-Agency Collateralized Mortgage Obligations - 7.20%

American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35                                 205,000           196,262
Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                                   411,597           406,966
     Series 2004-2 1A1 6.00% 3/25/34                                                                     293,736           290,431
     Series 2005-3 2A1 5.50% 4/25/20                                                                     222,526           219,119
     Series 2005-5 2CB1 6.00% 6/25/35                                                                    208,740           206,327
     Series 2005-9 5A1 5.50% 10/25/20                                                                    260,422           256,109

~ Bank of America Funding Securities Series 2006-F 1A2 5.174% 7/20/36                                    244,062           239,105
Bank of America Mortgage Securities
   ~ Series 2003-D 1A2 6.104% 5/25/33                                                                      8,923             8,959
     Series 2005-9 2A1 4.75% 10/25/20                                                                    357,593           347,003
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                            111,987           108,920
~ Bear Stearns Alternative A Trust
     Series 2006-3 33A1 6.207% 5/25/36                                                                   338,739           341,730
     Series 2006-3 34A1 6.219% 5/25/36                                                                   366,529           369,816
     Series 2006-4 23A5 6.25% 8/25/36                                                                    275,761           276,958
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                   304,429           300,524
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18                                                   502,761           489,728
Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1 6.00% 1/25/35                                                                  106,720           105,453
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                                   159,340           158,000
   ~ Series 2005-63 3A1 5.90% 11/25/35                                                                   366,083           364,344
     Series 2006-2CB A3 5.50% 3/25/36                                                                    240,496           240,227
/ Countrywide Home Loan Mortgage Pass Through Trust
   ~ Series 2004-12 1M 4.576% 8/25/34                                                                    238,994           234,160
     Series 2006-1 A2 6.00% 3/25/36                                                                      159,955           157,548
   ~ Series 2006-HYB3 3A1A 6.132% 5/25/36                                                                315,251           316,880
   ~ Series 2006-HYB4 1A2 5.749% 6/20/36                                                                 258,491           258,619
Credit Suisse First Boston Mortgage Securities
     Series 2003-29 5A1 7.00% 12/25/33                                                                   126,293           127,793
     Series 2004-1 3A1 7.00% 2/25/34                                                                      72,501            73,165
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                         294,806           295,020
First Horizon Asset Securities
     Series 2003-5 1A17 8.00% 7/25/33                                                                    107,756           112,945
   ~ Series 2004-AR5 4A1 5.67% 10/25/34                                                                  188,953           186,666
~ General Motors Acceptance Corporation Mortgage Loan Trust
     Series 2005-AR2 4A 5.187% 5/25/35                                                                   258,775           250,137
# GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A 7.75% 9/19/27                                                                        90,097            93,527
     Series 1999-3 A 8.00% 8/19/29                                                                       145,368           152,113
     Series 2005-RP1 1A3 8.00% 1/25/35                                                                   163,621           171,477
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                    82,802            87,606
~ Indymac Index Mortgage Loan Trust
     Series 2005-AR25 1A21 5.89% 10/25/35                                                                268,448           267,307
     Series 2006-AR2 1A1A 5.605% 4/25/46                                                                 129,845           129,949
     Series 2006-AR7 5A1 6.164% 5/25/36                                                                  223,426           224,327
~ JPMorgan Mortgage Trust Series 2005-A6 1A2 5.152% 9/25/35                                              375,000           365,548
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                   280,731           279,012
~ MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33                                269,729           271,611
MASTR Alternative Loans Trust
     Series 2003-6 3A1 8.00% 9/25/33                                                                      50,627            51,353
     Series 2005-3 7A1 6.00% 4/25/35                                                                     274,535           272,442
# MASTR Reperforming Loan Trust 144A
     Series 2005-1 1A5 8.00% 8/25/34                                                                     236,492           247,384
     Series 2005-2 1A4 8.00% 5/25/35                                                                     208,098           218,113
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                        148,980           150,051
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                                  390,000           381,812
   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                                  370,000           371,201
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                   126,145           124,726
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                                   131,813           133,575
     Series 2004-SL4 A3 6.50% 7/25/32                                                                    173,815           175,886
     Series 2005-SL1 A2 6.00% 5/25/32                                                                    215,655           217,769
~ Structured Adjustable Rate Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34                                                                    198,025           193,756
     Series 2005-3XS A2 5.635% 1/25/35                                                                   240,725           240,930
Structured Asset Securities
   ~ Series 2002-22H 1A 6.973% 11/25/32                                                                   75,581            77,198
     Series 2004-12H 1A 6.00% 5/25/34                                                                    266,051           262,975
Washington Mutual
   ~ Series 2003-AR4 A7 3.95% 5/25/33                                                                    129,691           126,364
     Series 2004-CB3 4A 6.00% 10/25/19                                                                   391,030           392,875
   ~ Series 2006-AR7 1A 5.412% 7/25/46                                                                   203,244           202,863
   ~ Series 2006-AR8 1A5 5.942% 8/25/46                                                                   65,000            64,388
   ~ Series 2006-AR8 2A3 6.174% 8/25/36                                                                   45,000            44,663

/ Washington Mutual Alternative Mortgage Pass Through Certificates
     Series 2005-9 3CB 5.50% 10/25/20                                                                    289,461           287,396
     Series 2006-2 2CB 6.50% 3/25/36                                                                     221,311           222,556
     Series 2006-5 LB1 6.00% 7/25/36                                                                     129,927           125,237
   ~ Series 2006-AR5 3A 5.372% 7/25/46                                                                   210,489           210,489
Wells Fargo Mortgage Backed Securities Trust
   ~ Series 2004-I 1A1 3.381% 7/25/34                                                                    271,739           272,634
   ~ Series 2004-T A1 3.458% 9/25/34                                                                     208,362           210,014
     Series 2005-12 1A7 5.50% 11/25/35                                                                   379,135           361,482
     Series 2005-14 2A1 5.50% 12/25/35                                                                   111,734           107,090
     Series 2005-17 1A1 5.50% 1/25/36                                                                    325,880           313,049
     Series 2005-17 1A2 5.50% 1/25/36                                                                    296,697           286,041
     Series 2006-2 3A1 5.75% 3/25/36                                                                     335,116           326,005
   ~ Series 2006-AR4 1A1 5.868% 4/25/36                                                                  434,342           431,087
   ~ Series 2006-AR4 2A1 5.791% 4/25/36                                                                  639,240           631,089
   ~ Series 2006-AR10 5A1 5.607% 7/25/36                                                                 280,644           278,319
                                                                                                                           _______

Total Non-Agency Collateralized Mortgage Obligations (cost $17,230,227)                                                 16,994,203
                                                                                                                        __________

U.S. Treasury Obligations - 3.06%

U.S. Treasury Bond
   * 4.50% 2/15/36                                                                                     1,850,000         1,689,137
   * 5.375% 2/15/31                                                                                      355,000           367,175
   * 6.25% 8/15/23                                                                                       165,000           184,813
U.S. Treasury Inflation Index Notes
     2.00% 1/15/26                                                                                       275,427           257,406
 oo* 2.375% 4/15/11                                                                                      938,455           938,456
     3.00% 7/15/12                                                                                       641,860           663,899
   * 3.875% 1/15/09                                                                                      388,886           402,680
U.S. Treasury Notes
   * 5.125% 6/30/11                                                                                      810,000           817,531
   * 5.125% 5/15/16                                                                                      955,000           965,222
  *^ U.S. Treasury Strip 4.20% 11/15/13                                                                1,315,000           920,746
                                                                                                                           _______

Total U.S. Treasury Obligations (cost $7,367,658)                                                                        7,207,065
                                                                                                                         _________

Repurchase Agreements - 4.55%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $5,691,825,
collateralized by $3,464,000 U.S. Treasury Bills
due 1/25/07, market value $3,379,093,
$1,721,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $1,665,660 and
$722,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $762,331)                                                                    5,691,000         5,691,000

With Cantor Fitzgerald 5.22% 8/1/06 (dated 7/31/06, to be repurchased at
$2,886,418, collateralized by $433,000 U.S. Treasury Notes 3.00% due 2/15/09,
market value $419,002, $327,000 U.S. Treasury Notes 3.625% due 7/15/09, market value $315,545, $722,000 U.S. Treasury Notes 3.875% due 5/15/09, market value
$707,242, $722,000 U.S. Treasury Notes 5.50% due 5/15/09, market value $740,735 and $722,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $762,331)                                                                    2,886,000         2,886,000

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $2,165,313,
collateralized by $2,253,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $2,208,688)                                                           2,165,000        2,165,000
                                                                                                                        __________

Total Repurchase Agreements (cost $10,742,000)                                                                          10,742,000
                                                                                                                        __________

Total Market Value of Securities Before Securities Lending Collateral - 104.20%
   (cost $235,757,665)                                                                                                 245,802,506
                                                                                                                       ___________

Securities Lending Collateral ** - 4.53%

Short-Term Investments - 4.53%
Fixed Rate Notes - 0.77%
Citigroup Global Markets 5.32% 8/1/06                                                                  1,820,462         1,820,462
                                                                                                                         _________

                                                                                                                         1,820,462
                                                                                                                         _________

~ Variable Rate Notes - 3.76%
American Honda Finance 5.32% 2/21/07                                                                     305,292           305,292
ANZ National 5.32% 8/31/07                                                                                67,843            67,843
Australia New Zealand 5.40% 8/31/07                                                                      339,214           339,214
Bank of America 5.32% 2/23/07                                                                            440,978           440,978
Bank of New York 5.34% 8/31/07                                                                           271,371           271,371
Barclays New York 5.31% 5/18/07                                                                          440,978           440,978
Bayerische Landesbank 5.45% 8/25/06                                                                      339,214           339,214
Bear Stearns 5.40% 1/31/07                                                                               407,056           407,056
BNP Paribas 5.14% 8/31/07                                                                                339,214           339,214
Canadian Imperial Bank
     5.32% 11/22/06                                                                                      339,214           339,214
     5.38% 8/31/07                                                                                       169,607           169,607
CDC Financial Products 5.41% 8/31/06                                                                     440,978           440,978
Citigroup Global Markets 5.38% 8/7/06                                                                    440,978           440,978
Commonwealth Bank 5.37% 8/31/07                                                                          339,214           339,214
Goldman Sachs 5.45% 7/31/07                                                                              440,978           440,978
Manufacturers & Traders 5.38% 9/26/06                                                                    339,212           339,199
Marshall & Ilsley Bank 5.35% 8/31/07                                                                     373,135           373,135
Merrill Lynch Mortgage Capital 5.41% 8/3/06                                                              305,292           305,292
National Australia Bank 5.31% 3/7/07                                                                     420,625           420,625
National City Bank 5.32% 3/2/07                                                                          407,082           407,170
National Rural Utilities 5.34% 8/31/07                                                                   535,958           535,958
Nordea Bank New York 5.31% 5/16/07                                                                       169,605           169,598
Nordea Bank Norge 5.33% 8/31/07                                                                          339,214           339,214
Royal Bank of Scotland 5.38% 8/31/07                                                                     339,214           339,214
Societe Generale 5.32% 8/31/07                                                                           169,607           169,607
Wells Fargo 5.38% 8/31/07                                                                                339,214           339,214
                                                                                                                           _______

                                                                                                                         8,860,355
                                                                                                                         _________

Total Securities Lending Collateral (cost $10,680,817)                                                                  10,680,817
                                                                                                                        __________

Total Market Value of Securities - 108.73%
   (cost $246,438,482)                                                                                                 256,483,323 !

Obligation to Return Securities Lending Collateral ** - (6.01%)                                                        (14,177,120)

Liabilities Net of Receivables and Other Assets (See Notes) - (2.72%)                                                   (6,426,281)

                                                                                                                        ___________

Net Assets Applicable to 13,686,631 Shares Outstanding - 100.00%                                                     $ 235,879,922
                                                                                                                     _____________

* Fully or partially on loan.

** See Note 4 in "Notes."

! Includes $13,544,501 of securities loaned.

+ Non-income producing security for the period ended July 31, 2006.

++ Non-income producing security. Security is currently in default.

} Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

~ Variable rate security. The interest rate shown is the rate as of July 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2006, the aggregate amount of Rule 144A securities equaled $9,794,398, which represented 4.15% of the Fund's net assets. See Note 5 in "Notes."

{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

oo Fully or partially pledged as collateral for financial futures contracts.

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security assurance
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be announced
yr. - Year

The following futures contracts were outstanding at July 31, 2006:

Futures Contracts (1)

          Contracts                        Notional             Notional                                  Unrealized
           to Sell                         Proceeds              Value          Expiration Date         Depreciation
           _______                         ________              _____          _______________         ____________

1 U.S. Treasury 5 year Notes               $103,838             $104,219            9/30/06                $  381

4 U.S. Treasury long Bond                   425,533              433,125            9/30/06                 7,592
                                                                                                           ______

                                                                                                           $7,973
                                                                                                           ======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 3 in "Notes to Financial Statements."

________________________________________________________________________________


Notes
_____

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds I - Delaware Balanced Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.


2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                      $246,918,566
                                         ____________
Aggregate unrealized appreciation          16,235,159
Aggregate unrealized depreciation          (6,670,402)
                                          ___________
Net unrealized appreciation              $  9,564,757
                                         ____________

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $40,583,105 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $34,801,197 expires in 2010, and $5,781,908 expires in 2011.


3. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.


4. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At July 31, 2006, the market value of securities on loan was $13,544,501, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $3,496,303, and cash collateral of $10,680,817. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At July 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                  CERTIFICATION
                                  _____________

I, Patrick P. Coyne, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Equity
     Funds I

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006

                                  CERTIFICATION
                                  _____________

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Equity
     Funds I

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
_________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 25, 2006

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Equity Funds I


PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006


MICHAEL P. BISHOF
_________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 25, 2006